FINANCIAL INSTRUMENTS BY CATEGORY - ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) [1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financial assets at amortized cost [abstract]
Trade receivables and other receivables excluding prepayments (Notes 19 and 20)	¥ 4,812,699		¥ 4,317,539
Term deposits (Note 16)	220,000		220,000
Cash and cash equivalents (Note 21)	1,499,462	$ 235,298	1,485,232	$ 233,065		¥ 1,562,334	¥ 1,738,753
Long-term receivable (Note 17)	20,226	$ 3,174	23,734
FVOCI (Note 15)	463,696		377,631
Total	¥ 7,016,083		¥ 6,424,136

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.